Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009		$ 20		$ 34,154	$ (38)	$ 15,089	$ 49,225
Balance, shares at Dec. 31, 2009	[1]	6,809,313
Exercise of options			[2]	259			259
Exercise of options, shares		70,375	[1]				70,375
Share-based compensation				231			231
Net income						5,715	5,715
Balance at Dec. 31, 2010		20		34,644	(38)	20,804	55,430
Balance, shares at Dec. 31, 2010	[1]	6,879,688
Exercise of options			[2]	164			164
Exercise of options, shares		45,400	[1]				45,400
Share-based compensation				437			437
Net income						8,243	8,243
Balance at Dec. 31, 2011		20		35,245	(38)	29,047	64,274
Balance, shares at Dec. 31, 2011	[1]	6,925,088
Exercise of options		1		276			277
Exercise of options, shares		82,338	[1]				82,338
Share-based compensation				544			544
Net income						9,871	9,871
Balance at Dec. 31, 2012		$ 21		$ 36,065	$ (38)	$ 38,918	$ 74,966
Balance, shares at Dec. 31, 2012	[1]	7,007,426

[1]	Net of 14,971 shares held by the subsidiary
[2]	Less than 1 thousand.